Shareholders' equity and dividends (Table)	12 Months Ended
Dec. 31, 2018
Shareholders equity and dividends [Abstract]
Disclosure of dividends [text block]
	At 31 December
(in USD million)	2018	2017

Dividends declared	3,064	2,891
USD per share or ADS	0.9200	0.8804

Dividends paid in cash	2,672	1,491
USD per share or ADS	0.9101	0.8804
NOK per share	7.4907	7.2615

Scrip dividends	338	1,357
Number of shares issued (millions)	15.5	78.1

Sum dividends settled	3,010	2,848